COMMITMENTS - License Agreements (Details) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 09, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Licensing revenue					$ 2,000,000
Net revenues				$ 6,530,000	61,800,000	$ 85,757,000
Cost of revenues				$ 3,459,000	33,337,000	$ 49,406,000
Kukbo Co. Ltd. | Subscription agreement
Disclosure of detailed information about intangible assets [line items]
Default amount	$ 5,000,000
Kukbo Co. Ltd. | Exclusive license agreement
Disclosure of detailed information about intangible assets [line items]
Upfront payments received			$ 1,500,000
Milestones to be paid			$ 5,600,000
Default amount	$ 1,500,000
Gaelan | Talicia
Disclosure of detailed information about intangible assets [line items]
Upfront payments received		$ 2,000,000
Licensing revenue					$ 2,000,000